Presentation and preparation of the consolidated financial statements and material accounting policies (Details)	12 Months Ended
Dec. 31, 2025
Computer equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Buildings [member]
Disclosure of initial application of standards or interpretations [line items]
Useful life measured as period of time, property, plant and equipment	10 years